Segment information (Tables)	12 Months Ended
Dec. 31, 2020
Segment information
Tabular disclosure of information by geographic area

			Total Revenue
	2020	2019	2018
	$m	$m	$m
UK	1,741	1,822	2,390

Continental Europe
France	653	578	617
Germany	937	704	592
Italy	431	396	426
Spain	398	359	396
Sweden	1,026	834	477
Others	1,391	1,291	1,312
	4,836	4,162	3,820
The Americas
Canada	596	466	483
US	8,955	8,047	7,240
Others	761	814	806
	10,312	9,327	8,529
Asia, Africa & Australasia
Australia	282	266	313
China	5,345	4,867	3,778
Japan	2,567	2,522	1,952
Others	1,534	1,418	1,308
	9,728	9,073	7,351
Total Revenue	26,617	24,384	22,090

Total Revenue outside of the UK totalled $24,876m for the year ended 31 December 2020 (2019:  $22,562m; 2018:  $19,700m).

		Operating profit/(loss)			Profit/(loss) before tax
	2020	2019	2018	2020	2019	2018
	$m	$m	$m	$m	$m	$m
UK	824	466	(66)	518	93	(514)
Continental Europe	2,838	1,502	3,671	2,356	1,006	3,179
The Americas	758	(8)	(757)	297	(474)	(1,171)
Asia, Africa & Australasia	742	964	539	745	923	499
Continuing operations	5,162	2,924	3,387	3,916	1,548	1,993

Tabular disclosure of assets by geographic area

			Non-current assets	[1,2]			Total assets
	2020	2019	2018		2020	2019	2018
	$m	$m	$m		$m	$m	$m
UK	7,900	6,874	4,828		17,851	15,302	13,573
Continental Europe	15,821	15,245	14,529		19,738	18,182	17,119
The Americas	18,501	19,663	22,191		23,640	23,380	26,381
Asia, Africa & Australasia	1,354	1,253	976		5,500	4,513	3,578
Continuing operations	43,576	43,035	42,524		66,729	61,377	60,651

			Assets acquired	[3]		Net operating assets		[4]
	2020	2019	2018		2020	2019	2018
	$m	$m	$m		$m	$m	$m
UK	1,611	2,255	556		5,244	4,206	3,471
Continental Europe	505	386	530		10,242	9,201	8,913
The Americas	286	236	356		15,697	15,929	18,598
Asia, Africa & Australasia	116	120	105		607	1,432	1,037
Continuing operations	2,518	2,997	1,547		31,790	30,768	32,019

[1]	Non-current assets exclude Deferred tax assets and Derivative financial instruments.
[2]	The Group has revised the presentation of Non-current assets in 2019 previously disclosed as $42,746m to $43,035m. This is due to omission of $289m of these assets from the prior year disclosure.
[3]	Included in Assets acquired are those assets that are expected to be used during more than one period (Property, plant and equipment, Goodwill and Intangible assets).
[4]	Net operating assets exclude short-term investments, cash, short-term borrowings, loans, Derivative financial instruments, retirement benefit obligations and non-operating receivables and payables.

		Property, plant and equipment
	2020	2019	2018
	$m	$m	$m
UK	2,227	1,920	1,605
Sweden	1,755	1,488	1,456
US	2,662	2,758	2,844
Rest of the world	1,607	1,522	1,516
Continuing operations	8,251	7,688	7,421

Tabular disclosure of product sales

	2020	2019	2018
	$m	$m	$m
UK	611	458	469
Continental Europe	4,446	3,891	4,388
The Americas	10,004	9,032	8,177
Asia, Africa & Australasia	10,829	10,184	8,015
Continuing operations	25,890	23,565	21,049